Related Party Transactions (Details) - USD ($)	3 Months Ended	12 Months Ended		24 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2022
Related Party Transaction [Line Items]
Related payroll taxes payable		$ 7,830
Accounts payable	$ 58,100	$ 32,102
Owned percentage	100.00%	100.00%
Advances amount	$ 80,350	$ 316,198
Advance repayment			$ 240,000	$ 120,000
Accrued payroll payable	$ 49,357	33,543			$ 6,011
Paul A [Member]
Related Party Transaction [Line Items]
Advances amount		$ 0			49,074
Group A [Member]
Related Party Transaction [Line Items]
Total outstanding notes percentage	8.67%	8.67%
Group E [Member]
Related Party Transaction [Line Items]
Total outstanding notes percentage	4.55%	4.55%
Mill River Partners LLC [Member]
Related Party Transaction [Line Items]
Convertible notes of face amounts	$ 150,000	$ 150,000			$ 100,000
CEO [Member]
Related Party Transaction [Line Items]
Payroll payable	$ 330,000
Accrued payroll payable		$ 300,000